Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the ARS Core Equity Portfolio ETF (the “Fund”) for the period of November 20, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://arsinvestetfs.com/acep/. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://arsinvestetfs.com/afos/
C000261036 [Member]
Shareholder Report [Line Items]
Fund Name	ARS Core Equity Portfolio ETF
Class Name	ARS Core Equity Portfolio ETF
Trading Symbol	ACEP
Security Exchange Name	NASDAQ
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://arsinvestetfs.com/acep/ You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://arsinvestetfs.com/acep/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$1	0.45%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.45%
Net Assets	$ 78,237,200
Holdings Count | holding	287
Advisory Fees Paid, Amount	$ 9,314
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$78,237,200	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	287	Advisory Fees Paid	$9,314
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Common Stocks	94.3%
Exchange Traded Funds	4.5%
Real Estate Investment Trusts	1.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Apple, Inc.	7.8%
Microsoft Corp.	6.4%
Seagate Technology Holdings PLC	5.0%
Broadcom, Inc.	5.0%
Alphabet, Inc. - Class A	4.8%
Lam Research Corp.	4.0%
Micron Technology, Inc.	3.6%
CRH PLC	3.4%
JPMorgan Chase & Co.	3.3%
Walmart, Inc.	3.0%

C000261037 [Member]
Shareholder Report [Line Items]
Fund Name	ARS Focused Opportunities Strategy ETF
Class Name	ARS Focused Opportunities Strategy ETF
Trading Symbol	AFOS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the ARS Focused Opportunities Strategy ETF (the “Fund”) for the period of June 25, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://arsinvestetfs.com/afos/. You can also request this information by contacting us at (215) 330-4476

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://arsinvestetfs.com/afos/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 201,304,710
Holdings Count | holding	31
Advisory Fees Paid, Amount	$ 342,246
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$201,304,710	Portfolio Turnover Rate*	16%
# of Portfolio Holdings	31	Advisory Fees Paid	$342,246
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Information Technology	27.9%
Industrials	21.4%
Health Care	11.4%
Materials	11.4%
Financials	5.7%
Communication Services	5.6%
Consumer Discretionary	5.5%
Energy	4.3%
Cash and Cash Equivalents	6.8%

TOP 10 HOLDINGS (as a % of Net Assets)
Alphabet, Inc. - Class A	5.6%
Western Digital Corp.	5.5%
Micron Technology, Inc.	4.8%
Lam Research Corp.	4.6%
Newmont Corp.	4.5%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.0%
Regeneron Pharmaceuticals, Inc.	3.8%
Ascendis Pharma AS - ADR	3.8%
CRH PLC	3.6%